Acquisitions, disposals and reorganization (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions, disposals and reorganization [Abstract]
Schedule of effects of changes in the Group's ownership in subsidiaries on the Group's equity
Year ended December 31, 2016
RMB
Net income attributable to the Company’s shareholders	157,047
Decrease in Company’s additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(174,779)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	(17,732)

Year ended December 31, 2015
RMB
Net income attributable to the Company’s shareholders	210,086
Decrease in Company’s additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063